Operations By Reporting Segment And Geographic Area (Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,578	$ 1,586	$ 1,685	$ 1,740	$ 1,633	$ 1,711	$ 1,773	$ 1,699	$ 6,590	$ 6,816	$ 6,138
Cost of products sold									(5,671)	(5,728)	(5,132)
Gross margin	169	215	257	277	248	264	298	278	919	1,088	1,006
Powertrain [Member]
Segment Reporting Information [Line Items]
Net sales									4,044	4,221	3,578
Cost of products sold									(3,580)	(3,652)	(3,110)
Gross margin									464	569	468
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									2,937	3,033	2,993
Cost of products sold									(2,475)	(2,509)	(2,449)
Gross margin									462	524	544
Inter-segment eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									(391)	(438)	(433)
Cost of products sold									391	438	433
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(5,664)	(5,723)	(5,126)
Gross margin									926	1,093	1,012
Corporate [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(7)	(5)	(6)
Gross margin									$ (7)	$ (5)	$ (6)